SHAREHOLDERS' EQUITY (DEFICIENCY)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 9:-	SHAREHOLDERS' EQUITY (DEFICIENCY)

a.	General:

1.
All ordinary shares, options, warrants, per share data, exercise price and convertible notes conversion ratio included in these financial statements for all periods presented have been retroactively adjusted to reflect the issuance on May 19, 2013 of 4.87-to-one bonus shares (equivalent to a 5.87-for-1 stock split).

2.	During March 2013, the Company's general meeting resolved to increase the Company's authorized shares from 10,000,000 to 50,000,000 ordinary shares.

b.	Share capital:

The ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any declared by the Company.

c.	Issuances of share:

1.	During May 2013, the Company completed an IPO and listed its ordinary shares on the "NASDAQ Capital Market" and issued 3,125,000 ordinary shares in consideration of approximately $21,920, net.

Following the IPO and according to the terms of the convertible notes, the notes were automatically converted into 123,553 ordinary shares of the Company. In addition, 120,255 warrants were exercised into 85,192 ordinary shares of the Company, using the cashless exercise method.

2.	During October 2013, the Company completed a secondary public offering in the "NASDAQ Capital Market" and issued 2,300,000 ordinary shares in consideration of approximately $35,334, net.

d.	2010 incentive option plan:

In February 2010, the Company authorized through its 2010 incentive option plan (the "2010 Plan") the grant of options to officers, directors, advisors, management and other key employees. The Company reserved for grants of options up to 1,693,047 of the Company's ordinary shares. The options granted have generally four year vesting terms and expire ten years after the grant date. As of December 31, 2013, 372,725 options were still available for future grants under the Plan.

A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2013		2012
		Weighted		Weighted
		average		average
		exercise	Number of	exercise
	Number of options	price	options	price

Outstanding at beginning of year	461,118	$0.20	465,520	$0.21
Granted *)	552,890	$9.87	-	-
Exercised	(208,708)	$0.14	(2,471)	$0.33
Forfeited	-		(1,931)	$0.33

Outstanding at end of year	805,300	$6.86	461,118	$0.2

Vested and expected to vest	805,300	$6.86	461,118	$0.2

Options exercisable at the end of the period	308,909	$0.33	366,464	$0.22

As of December 31, 2013, the weighted-average remaining contractual term of the outstanding and exercisable options is 8.19 and 6.37 years; the aggregated intrinsic value of outstanding and exercisable options is $ 8,957 and $ 5,459, respectively. As of December 31, 2013, the unrecognized compensation cost is $ 1,921 and $ 603 to be recognized in 2014 and 2015, respectively.

*) Including 22,388 and 102,275 options to purchase ordinary shares granted in May and December 2013 to a director and an employee, respectively. The exercise price is $ 8 and $ 17.6, respectively. The vesting of the options is subject to certain performance conditions. As of December 31, 2013, the performance conditions are probable and the Company recorded share based expenses in the amount of $ 109.

e.	Options granted to consultants:

The Company granted options to certain service providers and accounted for these options in accordance with ASC 505-50, "Equity-Based payment to non-employees".

The outstanding options granted to the Company's consultants are as follows:

	Number of		Exercise
Grant date	options		price	Expiration date

April 2, 2008	58,700		0.0005	April 2, 2018
February 28, 2010	8,805		2.1840	February 28, 2020
February 13, 2011	1,174		0.0005	February 13, 2021
February 17, 2011	3,804		0.0005	February 17, 2021

	72,483	*)

*) All options were fully vested on grant date.

f.	Warrants granted to underwriters:

The outstanding options granted to the underwriters  for the IPO are as follows:

	Number of	Exercise
Grant date	options	price	Expiration date

May 28, 2013	52,083	12	May 28, 2015
May 28, 2013	52,083	16	November 28, 2015
May 28, 2013	52,084	20	May 28, 2016

	156,250

g.	Share-based payment:

The share-based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

					Period from
					February 7,
					2008 (dtae of
	Year ended				inception) to
	December 31,				December 31,
	2013	2012		2011	2013

Research and development, net	$430	$	*) -	$18	$913
General and administrative expenses	1,110		26	1,535	2,846

	$1,540		$26	$1,553	$3,759

*)	Represents an amount less than $ 1.